DEBT (Summary of Long-Term Debt) (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2015		Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 07, 2015	Dec. 31, 2013	Jan. 31, 2013	Dec. 31, 2006	Aug. 31, 2006
Debt Instrument [Line Items]
Less current maturities of long-term debt	$ (13,000,000)		$ (30,000,000)	$ (30,000,000)					$ (13,310,000)
Current maturities, par value	13,000,000		30,000,000	30,000,000
Long-term debt	2,810,000,000		1,320,211,000	1,320,211,000					1,258,472,000
Debt, Fair value	2,421,000,000		1,082,000,000	1,082,000,000					881,000,000
Verso Paper Finance Holdings LLC
Debt Instrument [Line Items]
Loan from Verso Paper Holdings LLC							$ 23,305,000
VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Balance	2,823,000,000		1,350,211,000	1,350,211,000					1,271,782,000
Par Value	2,710,000,000		1,344,260,000	1,344,260,000					1,264,570,000
Less current maturities of long-term debt	(13,000,000)		(30,000,000)	(30,000,000)					(13,310,000)
Current maturities, par value			30,000,000	30,000,000					13,310,000
Long-term debt	$ 2,810,000,000	[1]	1,320,211,000	1,320,211,000					1,258,472,000
Long-term debt, par value			1,314,260,000	1,314,260,000					1,251,260,000
Debt, Fair value			$ 1,082,000,000	1,082,000,000
11.75% Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity	Jan. 15, 2019		Jan. 15, 2019		Jan. 15, 2019
Interest Rate (percentage)					11.75%					11.75%
Balance			$ 424,654,000	424,654,000					426,076,000
Par Value			$ 417,882,000	$ 417,882,000	$ 345,000,000				417,882,000
11.75% Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity	Jan. 15, 2019		Jan. 15, 2019
Interest Rate (percentage)	11.75%		11.75%	11.75%	11.75%
Balance	$ 272,000,000		$ 271,573,000	$ 271,573,000					271,573,000
Par Value	$ 272,000,000		$ 271,573,000	$ 271,573,000	$ 271,600,000				271,573,000
8.75% Second Priority Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity	Feb. 01, 2019					Feb. 01, 2019
Interest Rate (percentage)	8.75%		8.75%	8.75%		8.75%
Balance	$ 96,000,000		$ 96,447,000	$ 96,447,000					395,018,000
Par Value	$ 97,000,000		$ 96,647,000	$ 96,647,000		$ 396,000,000			396,000,000
Second Priority Adjustable Senior Secured Notes
Debt Instrument [Line Items]
Interest Rate (percentage)								10.00%
Balance								$ 178,000,000
Second Priority Adjustable Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity	Aug. 01, 2020		Feb. 01, 2019
Interest Rate (percentage)	13.00%		8.75%	8.75%
Balance	$ 277,000,000		$ 298,732,000	$ 298,732,000
Par Value	$ 178,000,000		$ 299,353,000	$ 299,353,000
Second Priority Senior Secured Floating Rate Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate, effective			0.00%	0.00%
Original Maturity			Aug. 01, 2014
Balance			$ 0	$ 0					13,310,000
Par Value			$ 0	$ 0					13,310,000			$ 250,000,000
11.38% Senior Subordinated Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity	Aug. 01, 2016			Aug. 01, 2016
Interest Rate (percentage)	11.38%		11.38%	11.38%
Balance	$ 41,000,000		$ 40,517,000	$ 40,517,000					142,500,000
Par Value	$ 41,000,000		$ 40,517,000	$ 40,517,000					142,500,000		$ 300,000,000
Loan from Verso Paper Holdings LLC | Verso Paper Finance Holdings LLC
Debt Instrument [Line Items]
Original Maturity							Dec. 29, 2040
Interest Rate (percentage)							6.50%
Chase NMTC Verso Investment Fund, LLC | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity	Dec. 29, 2040		Dec. 29, 2040
Interest Rate (percentage)	6.50%		6.50%	6.50%
Balance	$ 23,000,000		$ 23,305,000	$ 23,305,000					23,305,000
Par Value	$ 23,000,000		$ 23,305,000	$ 23,305,000					23,305,000
Revolving Credit Facilities | Revolving Credit Facilities | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity, Line of credit	May 04, 2017		May 04, 2017
Interest rate, effective	4.00%		2.54%	2.54%
Balance	$ 94,000,000		$ 63,000,000	$ 63,000,000					0
Par Value	$ 94,000,000		$ 63,000,000	$ 63,000,000					0
Asset Based Loan Facility | Revolving Credit Facilities
Debt Instrument [Line Items]
Original Maturity, Line of credit	Feb. 06, 2015		Feb. 06, 2015
Interest rate, effective	0.00%		6.25%	6.25%
Balance	$ 0		$ 30,000,000	$ 30,000,000					0
Par Value	$ 0		$ 30,000,000	$ 30,000,000					$ 0
Adjustable Senior Subordinated Notes | 11.38% Senior Subordinated Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Original Maturity			Aug. 01, 2016
Interest Rate (percentage)			11.38%	11.38%
Balance			$ 101,983,000	$ 101,983,000
Par Value			$ 101,983,000	$ 101,983,000

[1]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.